Warrants Outstanding (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Warrants Outstanding
Schedule of Warrant Outstanding

The following warrants, were outstanding as of March 31, 2020:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual life (Years)	Number Exercisable
$150.00	40,000	0.02	40,000
$102.88	3,902	0.03	3,902
$37.50	200,000	2.27	200,000
$102.88	48,975	0.42	48,975
Total	292,878		292,878

Schedule of Warrants Activity

Below is a table summarizing the Company’s outstanding warrants for the years ended December 31, 2019 :

Warrants Outstanding at December 31, 2014	Number of Shares	Weighted Average, Exercise Price	Weighted Average, Remaining term

Granted	111,111	45	4.41
Exercised	-	-	-
Warrants Outstanding at December 31, 2015	111,111	45.00	4.41
Granted	40,000	150.00	-
Exercised	4,444	45.00	-
Warrants Outstanding at December 31, 2016	106,667	45.00	3.9
Granted	59,000	103.13
Exercised	66,667	45.00
Warrants Outstanding at December 31, 2017	99,000	122.00	3.14
Granted	1,682,110	4.50
Exercised	779,446	0.75
Warrants Outstanding at December 31, 2018	1,001,664	18.75	3.46
Granted	-	-
Exercised	902,786	0.25
Warrants Outstanding at December 31, 2019	98,878	117.75	1.26